SCHEDULE OF COMMON SHARES ISSUED (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Opening balance, shares	37,841,950	36,494,228
Opening balance, value	$ 151,206,539	$ 147,729,846
Shares issued to settle accounts payable, shares		5,422
Shares issued to settle accounts payable, value		$ 40,029
Funds from Common shares issued on privale placement, shares		1,126,635
Funds from Common shares issued on privale placement, value		$ 3,184,332
Fair value of warrants issued on private placement, shares
Fair value of warrants issued on private placement, value		$ (656,734)
Share issue costs, shares
Share issue costs, value	$ (320,712)	$ (247,892)
Funds from the exercise of stock options, shares	245,606	143,437
Funds from the exercise of stock options, value	$ 612,310	$ 418,845
Fair value of stock options exercised, shares
Fair value of stock options exercised , value	$ 538,168	$ 374,129
Funds from the exercise of warrants, shares	2,364,066	72,500
Funds from the exercise of warrants, value	$ 7,767,067	$ 284,437
Fair value of exercised warrants, shares
Fair value of exercised warrants, value	$ 4,418,783	$ 79,547
Adjustment of share for consolidation, shares		(272)
Adjustment of share for consolidation, value
Funds from Common shares issued through ATM financing, shares	227,673
Funds from Common shares issued through ATM financing, value	$ 983,194
Ending balance, shares	40,679,295	37,841,950
Ending balance, value	$ 165,205,349	$ 151,206,539